Equity (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding Balance	200,000
Number of Shares, Granted	460,000
Number of Shares, Cancelled	(150,000)
Number of Shares, Outstanding Balance	510,000
Number of Shares, Exercisable	50,000
Weighted Average Exercise Price, Outstanding Balance	$ 0.20
Weighted Average Exercise Price, Granted	5.83
Weighted Average Exercise Price, Cancelled	0.20
Weighted Average Exercise Price, Outstanding Balance	5.28
Weighted Average Exercise Price, Exercisable	$ 0.20
Weighted Average Remaining Contractual Term (in years), Outstanding	9 years 3 months 14 days
Weighted Average Remaining Contractual Term (in years), Exercisable	3 years 8 months 1 day
Aggregate Intrinsic Value, Outstanding Balance	$ 275,500
Aggregate Intrinsic Value, Exercisable	$ 275,500
Moleculin LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Units, Contributed Capital		$ 10,620,186
Preferred Units, Outstanding		13,515,820	13,515,820
Series A-1 Preferred Units [Member] | Moleculin LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Units, Contributed Capital		$ 150,000
Preferred Units, Outstanding		283,604	283,604
Series A-2 Preferred Units [Member] | Moleculin LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Units, Contributed Capital		$ 600,000
Preferred Units, Outstanding		1,595,552	1,595,552
Series A-3 Preferred Units [Member] | Moleculin LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Units, Contributed Capital		$ 513,672
Preferred Units, Outstanding		1,942,400	1,942,400
Series A-4 Preferred Units [Member] | Moleculin LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Units, Contributed Capital		$ 9,356,514
Preferred Units, Outstanding		9,694,264	9,694,264